Shareholders' deficit and redeemable preferred units - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions					3 Months Ended	12 Months Ended
	Feb. 13, 2023	Feb. 12, 2023	Feb. 10, 2023	Feb. 08, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Apr. 30, 2022
Shareholders Equity And Redeemable Preferred Units [Line Items]
Stock issued during period, Shares, new issues					0
Distribution in an aggregate amount		$ 175.0
Number of shares repurchased during the period	100
Common stock, shares authorized				500,000,000
Preferred stock, shares authorized (in shares)				50,000,000
Preferred stock, par or stated value per share				$ 0.0001
Dividends, paid-in-kind						$ 21.4	$ 4.0
Temporary equity, shares outstanding						0	238,096	23,809,524
Common Class A [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Common stock, shares authorized				900,000,000	900,000,000	900,000,000	900,000,000
Common stock, par or stated value per share				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Common stock, shares authorized				500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par or stated value per share				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Temporary equity dividend rate						5.00%
Series A Preferred Stock [Member] | First Two Years [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Percentage of temporary equity dividend payable in Kknd						100.00%
Series A Preferred Stock [Member] | Thereafter [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Percentage of temporary equity dividend payable in Kknd						50.00%
TPG Rise [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Distribution in an aggregate amount		21.7
Ownership Interest						16.67%
TPG Rise [Member] | Common Class A [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Stock issued during period, Shares, new issues			15,279,190
IPO [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Distribution in an aggregate amount	$ 175.0	175.0	$ 175.0
IPO [Member] | Nextracker Inc. [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Common unit outstanding	45,886,065				45,886,065
IPO [Member] | Two Thousand Twenty Three Credit Agreement [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Proceeds from term loan		$ 150.0	$ 150.0
IPO [Member] | Common Class A [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Stock issued during period, Shares, new issues	30,590,000			15,279,190
Proceeds from the IPO	$ 693.8
IPO [Member] | Yuma, Inc [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Stock issued during period, Shares, new issues			30,590,000
Distribution in an aggregate amount			$ 153.3
Proceeds from the IPO			$ 693.8
Common unit price per unit			$ 22.68
Common unit outstanding			30,590,000
IPO [Member] | Yuma, Inc [Member] | Common Class B [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Stock issued during period, Shares, new issues			128,794,522
IPO [Member] | TPG Rise [Member]
Shareholders Equity And Redeemable Preferred Units [Line Items]
Distribution in an aggregate amount			$ 21.7
Preferred units converted to LLC common units			$ 25,026,093